Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment

14.Property, plant and equipment

							Total
	Towers			Furniture and		Capital	(excluding	Right-
	and tower	Fiber	Land and	office	Motor	work in	right-of-use	of-use
	equipment	assets	buildings	equipment	vehicles	progress	asset)	asset
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
At January 1, 2020	2,527,637	—	51,734	15,877	19,824	85,060	2,700,132	406,897
Additions during the year	10,287	—	768	2,470	2,576	87,014	103,115	72,888
Additions through business combinations (note 31)	144,388	—	566	305	—	4,970	150,229	129,711
Reclassification	91,165	—	887	808	658	(93,518)	—	—
Transfer from advance payments	124,272	—	620	91	—	(2,997)	121,986	—
Disposals*	(23,591)	—	(1,203)	(95)	(1,310)	—	(26,199)	(15,721)
Effects of movement in exchange rates	(214,038)	—	(5,936)	(1,287)	(1,600)	(5,883)	(228,744)	(44,181)
At December 31, 2020	2,660,120	—	47,436	18,169	20,148	74,646	2,820,519	549,594

At January 1, 2021	2,660,120	—	47,436	18,169	20,148	74,646	2,820,519	549,594
Additions during the year	20,995	—	825	5,056	6,012	224,479	257,367	113,722
Additions through business combinations (note 31) ****	77,142	233,809	968	93	—	5,495	317,507	41,709
Reclassification	124,548	23,241	5,999	—	—	(153,788)	—	—
Transfer from advance payments	111,439	7,862	4,112	—	—	3,959	127,372	—
Disposals*	(21,359)	—	—	(82)	(1,825)	—	(23,266)	(18,872)
Effects of movement in exchange rates	(143,357)	(14,222)	(3,072)	(1,038)	(877)	(8,438)	(171,004)	(35,649)
At December 31, 2021 ***	2,829,528	250,690	56,268	22,198	23,458	146,353	3,328,495	650,504

At January 1, 2022	2,829,528	250,690	56,268	22,198	23,458	146,353	3,328,495	650,504
Additions during the year *****	(20,994)	70,905	1,489	7,453	6,961	350,512	416,326	100,832
Additions through business combinations (note 31) ****	266,110	—	885	—	—	—	266,995	477,981
Reclassification	176,625	10,991	1,992	4,231	—	(193,839)	—	—
Transfer from advance payments	100,578	16,412	6,754	33	—	2,008	125,785	—
Disposals*	(239,350)	—	—	(459)	(1,286)	—	(241,095)	(17,755)
Effects of movement in exchange rates	(150,930)	15,184	(3,802)	(1,148)	(1,856)	(17,876)	(160,428)	(46,917)
At December 31, 2022	2,961,567	364,182	63,586	32,308	27,277	287,158	3,736,078	1,164,645

Accumulated depreciation and impairment
At January 1, 2020	1,134,484	—	1,163	12,678	14,652	—	1,162,977	37,035
Charge for the year	315,131	—	331	2,547	1,959	—	319,968	54,089
Impairment	26,824	—	421	—	—	—	27,245	—
Disposals*	(21,435)	—	—	(41)	(1,294)	—	(22,770)	(5,594)
Effects of movement in exchange rates	(102,812)	—	(187)	(893)	(1,049)	—	(104,941)	(4,066)
At December 31, 2020	1,352,192	—	1,728	14,291	14,268	—	1,382,479	81,464

At January 1, 2021	1,352,192	—	1,728	14,291	14,268	—	1,382,479	81,464
Charge for the year	272,068	5,366	296	3,806	2,902	—	284,438	60,685
Impairment/(reversal of impairment)	48,391	—	(318)	—	—	—	48,073	2,797
Disposals*	(14,660)	—	—	(73)	(1,816)	—	(16,549)	(8,634)
Effects of movement in exchange rates	(82,676)	(12)	(69)	(867)	(583)	—	(84,207)	(6,459)
At December 31, 2021	1,575,315	5,354	1,637	17,157	14,771	—	1,614,234	129,853

At January 1, 2022	1,575,315	5,354	1,637	17,157	14,771	—	1,614,234	129,853
Charge for the year**	268,999	54,152	315	5,800	4,610	—	333,876	88,961
Impairment	34,702	201	—	—	—	—	34,903	3,151
Disposals*	(234,117)	—	—	(301)	(1,272)	—	(235,690)	(13,237)
Effects of movement in exchange rates	(83,573)	(675)	(119)	(1,219)	(1,100)	—	(86,686)	(8,076)
At December 31, 2022	1,561,326	59,032	1,833	21,437	17,009	—	1,660,637	200,652

Net book value
At December 31, 2020	1,307,928	—	45,708	3,878	5,880	74,646	1,438,040	468,130

At December 31, 2021	1,254,213	245,336	54,631	5,041	8,687	146,353	1,714,261	520,651

At December 31, 2022	1,400,241	305,150	61,753	10,871	10,268	287,158	2,075,441	963,993

*     The disposals value of right-of-use assets represents disposals due to terminated leases and the impact of remeasurement of lease assets as a result of changes in lease terms.

**    The charge for the period does not agree to the charge in the consolidated statement of income/(loss) and other comprehensive income/(loss) due to the indirect taxes benefit of $0.9 million (2021: $0.4 million, 2020: $0.8 million) in IHS Brasil Cessão de Infraestruturas S.A. claimed through depreciation over the useful life of the asset.

***   Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).

**** Includes subsequent asset acquisitions on business combination transactions.

*****Includes net movements in assets relating to the decommissioning and site restoration provision.

Capital work-in-progress comprises mainly of tower and tower equipment still under construction and not yet available for use. The Group transfers such assets to the appropriate class once they are available for use. There were no qualifying borrowing costs capitalized during the year.

The impairment in the year ended December 31, 2022 is primarily driven by the rationalization program agreed with a Key Customer which resulted in the impairment of the related Towers. It was determined that the recoverable amounts were nil and therefore their carrying amounts were written down to the recoverable amount. The impairment losses have been recognized in cost of sales in the consolidated statement of loss and other comprehensive income/(loss). The impairment in the year ended December 31, 2021 relates to towers on certain sites made dormant following the consolidation of customer equipment between sites, such towers being no longer in use and with no installed customer equipment.

The carrying value of the “Towers and tower equipment” asset category includes assets amounting to $50.5 million (2021: $48.6 million, 2020:  $21.8 million) related to asset retirement obligations arising from legislative requirements and the terms of lease agreements included in Lease liabilities (note 23).

(i)	Depreciation expense has been included in cost of sales and administrative expenses in the statement of income and other comprehensive income as below:

	2022	2021	2020
	$'000	$'000	$'000

Cost of sales (note 7)	411,925	330,799	367,007
Administrative expense (note 8)	9,995	13,917	6,240
	421,920	344,716	373,247

(ii)	Analysis of right of use assets

The carrying value of right of use assets at December 31, 2022 are comprised of vehicles of $3.5 million (2021: $1.8 million, 2020: $1.3 million) and land and building assets, the majority being leased land on which our towers are situated.